SUBSEQUENT EVENT (Details Narrative) - USD ($)	1 Months Ended
	Feb. 28, 2019	Dec. 28, 2018	Sep. 30, 2020	Dec. 31, 2019	Sep. 27, 2019	Dec. 31, 2018
Private Placement [Member]
Common stock shares issued	707,830	1,643,000	10,220,830	10,220,830		1,843,000
Gross proceeds from issuance of private placement	$ 16,108	$ 37,943
Common Design Limited [Member]
Equity method investment ownership					100.00%
Common stock shares issued					8,000,000